TRANSAMERICA FUNDS

Transamerica Large Core
Transamerica Large Value Opportunities

Supplement to the Currently Effective
Class R, Class R2, Class R4 and Class
I3 Statement of Additional Information
dated March 1, 2018, as supplemented



The following information revises the
corresponding information appearing in
the table contained in the "Investment
Manager
Compensation" sub-section of the
Statement of Additional Information
under the heading "Investment
Management and Other Services -
The Investment Manager":

Fund Name Percentage of Average Daily
Net Assets
Transamerica Large Core 0.45% of the
first $250 million
0.44% over $250 million up to $750
million
0.43% in excess of $750 million
Transamerica Large Value Opportunities
0.45% of the first $250 million
0.44% over $250 million up to $750
million
0.43% in excess of $750 million



The following information revises the
corresponding information appearing in
the table contained in the "Sub-
Advisory Fees" sub-section of
the Statement of Additional Information
under the heading "Investment
Management and Other Services - Sub-
Advisers":

Fund Sub-Adviser Sub-Advisory Fees
Transamerica Large Core* PineBridge
Investments LLC 0.10% of the first $250
million
0.09% over $250 million up to $500
million
0.08% in excess of $500 million
Transamerica Large Value
Opportunities** PineBridge Investments
LLC 0.10% of the first $250 million
0.09% over $250 million up to $500
million
0.08% in excess of $500 million

* The average daily net assets for
purposes of calculating sub-advisory
fees will be determined on a combined
basis with Transamerica Large Value
Opportunities.
** The average daily net assets for
purposes of calculating sub-advisory
fees will be determined on a combined
basis with Transamerica Large Core.



The "AJO, LP Proxy Voting Policy"
contained in "Appendix A - Proxy Voting
Policies" of the Statement of
Additional Information is deleted
in its entirety and replaced
alphabetically as follows:

PineBridge Investments LLC

Original Issue Date: 2005

Last Revision Date: March 2013

I. Introduction
Proxy voting is an important right of
shareholders, such as PineBridge
Clients, for which PineBridge must take
reasonable care and
diligence to ensure such rights are
properly and timely exercised.
PineBridge, as a fiduciary for its
Clients, must vote proxies in
each Client's best interest.

II. Policy Statement
Proxy Procedures

As a registered investment adviser that
votes (or delegates the voting of)
securities held in Client portfolios,
PineBridge has
implemented proxy voting procedures
that are reasonably designed to help
ensure that a) PineBridge votes proxies
in the best
interest of its Clients; b) describes
its proxy voting procedures to its
Clients, and c) discloses to Clients
how they may obtain
information on how PineBridge voted
their proxies. These procedures are
designed to help enable PineBridge to
manage material
conflicts of interest. While PineBridge
must disclose its votes upon request to
Clients, no public disclosure is
required. (Note that
disclosure is required for any mutual
funds advised by PineBridge, on Form N-
PX.)


Record-Keeping

PineBridge must retain (i) these proxy
voting policies and procedures; (ii)
proxy statements received regarding
Client securities;

(iii) records of votes it casts on
behalf of Clients; (iv) records of
Client requests for proxy voting
information, and; (v) any
documents prepared by PineBridge that
were material to making a decision how
to vote, or that memorialized the basis
for the
decision. PineBridge may rely on proxy
statements filed on EDGAR instead of
keeping its own copies, and rely on
proxy statements
and records of proxy votes cast by
PineBridge that are maintained by
contract with a third party proxy
voting service or other third
party.
Proxies of Shares of Non-U.S.
Corporations

PineBridge has implemented general
voting policies with respect to non-
U.S. shares owned by Clients. However,
although U.S.
companies must give shareholders at
least 20 days' advance notice to vote
proxies, some non-U.S. companies may
provide
considerably shorter notice or none at
all. PineBridge is not required to
"rush" voting decisions in order to
meet an impractical
deadline, and as a result, PineBridge
or PineBridge affiliates' regional
designees under certain circumstances
may not vote certain
proxies. In addition, certain non-U.S.
regulations impose additional costs to
a Portfolio that votes proxies, and
PineBridge will take
that into consideration when
determining whether or not to vote.

Policy on Monitoring Class Action Suits

In the event that PineBridge has
purchased the same security for a
Client's portfolio alongside its
investments on behalf of itself or
an affiliate, PineBridge generally will
seek to inform a Client that such
Client may also have a cause of action
whenever such issuer
is subject to class action litigation.
PineBridge as a general matter will
also make available to the Client such
rights, if any, as that
PineBridge may have against any such
issuer in its capacity as the Client's
agent, and PineBridge will, where
possible, give the
Client such assistance as it may
reasonably require to exercise its
rights in any such action.

PineBridge generally does not, however,
search out potential legal claims or
monitor class action lawsuits against
issuers arising
from investments held in a Client
portfolio, nor may PineBridge institute
a lawsuit on a Client's behalf arising
from investments
held in the Client portfolio.

In addition, given the size and breadth
of PineBridge's business, it is
possible that there may be situations
in which PineBridge or an
affiliate might become aware of a
potential lawsuit with respect to a
security, one of which may also be held
within a Client
portfolio. In these situations, there
is the possibility, due to
confidentiality requirements or
conflicts of interest, that PineBridge
would be restricted from informing a
Client of potential legal actions and
activities.

In the case of a material conflict
between the interests of PineBridge and
those of its Clients, PineBridge will
take steps to address
such conflicts (which may include
consulting with counsel), and will
attempt to resolve all conflicts in the
Client's best interest.

III. Procedures
PineBridge will vote proxies in the
best interests of its Clients, which
may result in different voting results
for proxies for the same
issuer.

.. Compliance is responsible for
ensuring that the PineBridge ADV
includes the appropriate language
summarizing
PineBridge's proxy voting procedures
and for updating the summary in the ADV
whenever the procedures are updated.
Compliance is also responsible for
consulting with Legal to ensure that
PineBridge's proxy voting policy is
kept up to date
and in a form appropriate for
transmission to Clients.
.. If a Client or potential Client
requests a copy of the Proxy Voting
Policy from Client Relations or Sales,
Compliance should
be contacted for the most recent
version, or it may be obtained from the
intranet. Client Relations will send to
such Client a
copy of the current version of the
voting procedures within 7 days and
will ensure that Compliance receives a
log of each
Client's request and the action taken.
.. If a Client requests access to the
records of how PineBridge voted its
proxies, the Client should be assured
that this will be
provided, and Compliance should be
consulted. Compliance has access to
these proxy voting records.
.. PineBridge has established a Proxy
Committee (the "Committee"). The
PineBridge Proxy Committee is comprises
members
of Compliance, the Investment
Department, and senior management.
.. The Committee conducts an annual
review of the proxy voting guidelines
for domestic and non-U.S. Portfolios.
Guidelines
are reviewed to ensure that the
interests of PineBridge's Clients are
best served.
.. Issues not addressed in the voting
guidelines are determined on a case-by-
case basis with input from the
Committee and
portfolio managers.



.. PineBridge has engaged a third party
vendor to administer proxy voting on
its behalf. The vendor receives, in a
majority of
cases, proxies directly from the
Client's custodian and votes them based
on PineBridge's general voting
guidelines.
.. In circumstances where PineBridge
receives proxies directly, these
proxies must be sent to the vendor
promptly. The vendor
then votes them in accordance with
PineBridge's general voting guidelines.
The vendor maintains a listing of all
votes cast on
behalf of PineBridge Clients.
IV. Associated Policies
Advisory Agreements Policy



The information contained in "Appendix
B - Portfolio Managers" of the
Statement of Additional Information
relating to AJO, LP and
Transamerica Large Core and Large Value
Opportunities is deleted in its
entirety and replaced alphabetically as
follows:

PineBridge Investments LLC
("PineBridge")

Transamerica Large Core

Registered Investment
Companies
Other Pooled Investment
Vehicles Other Accounts
Portfolio Manager* Number
Assets
Managed Number
Assets
Managed Number
Assets
Managed
Sheedsa Ali, CFA * 0 $0 15 $1.82
billion 9 $6.51 billion
Kate Faraday * 1 $163.3 million 15
$1.82 billion 9 $6.67 billion
Fee Based Accounts
(The number of accounts and the total
assets in the accounts managed by each
portfolio manager with respect to which
the advisory fee is
based on the performance of the
account.)
Sheedsa Ali, CFA * 0 $0 0 $0 0 $0
Kate Faraday * 0 $0 0 $0 0 $0

*as of July 31, 2018

Transamerica Large Value Opportunities

Registered Investment
Companies
Other Pooled Investment
Vehicles Other Accounts
Portfolio Manager* Number
Assets
Managed Number
Assets
Managed Number
Assets
Managed
Sheedsa Ali, CFA * 0 $0 15 $1.82
billion 9 $6.51 billion
Kate Faraday * 1 $163.3 million 15
$1.82 billion 9 $6.67 billion
Fee Based Accounts
(The number of accounts and the total
assets in the accounts managed by each
portfolio manager with respect to which
the advisory fee is
based on the performance of the
account.)
Sheedsa Ali, CFA * 0 $0 0 $0 0 $0
Kate Faraday * 0 $0 0 $0 0 $0

*as of July 31, 2018

Conflict of Interest

PineBridge recognizes that it may be
subject to a conflict of interest with
respect to allocations of investment
opportunities and transactions
among its clients. To mitigate these
conflicts, PineBridge's policies and
procedures seek to provide that
investment decisions are made in
accordance with the fiduciary duties
owed to such accounts and without
consideration of PineBridge's economic,
investment or other
financial interests. Personal
securities transactions by an employee
may raise a potential conflict of
interest when an employee trades in a
security that is considered for
purchase or sale by a client, or
recommended for purchase or sale by an
employee to a client, in that the
employee may be able to personally
benefit from prior knowledge of
transactions for a client by trading in
a personal account. PineBridge
has policies to address potential
conflicts of interest when its
employees buy or sell securities also
bought or sold for clients. Under
certain
circumstances, conflicts may arise in
cases where different clients of
PineBridge invest in different parts of
a single issuer's capital structure,
including circumstances in which one or
more PineBridge clients may own private
securities or obligations of an issuer
and other PineBridge
clients may own public securities of
the same issuer. Such conflicts of
interest will be discussed and resolved
on a case-by-case basis and will
take into consideration the interest of
the relevant clients, the circumstances
giving rise to the conflict, and
applicable regulations.




Compensation

Compensation for all PineBridge
Investments portfolio managers consists
of both a salary and a bonus component.
The Salary component is
a fixed base salary, and does not vary
based on a portfolio manager's
performance. Generally, salary is based
upon several factors, including
experience and market levels of salary
for such position. The bonus component
is generally discretionarily determined
based both on a
portfolio manager's individual
performance and the overall performance
of PineBridge Investments. In assessing
individual performance of
portfolio managers, both qualitative
performance measures and also
quantitative performance measures
assessing the management of a
portfolio manager's funds are
considered. With respect to qualitative
methods applied in measuring the
individual performance of portfolio
managers, the criteria used to evaluate
investment professionals include, but
are not limited to, quality of work,
job knowledge,
entrepreneurship, initiative, problem
solving/creativity, decision making,
accountability for results, judgment,
adaptability, planning and
organizing, communication and
interpersonal skills. With respect to
quantitative methods applied in
measuring individual performance,
portfolio managers are evaluated on the
performance of the portfolios they
manage and/or trade compared to
relevant benchmarks. A
portfolio manager may also receive a
long-term compensation component,
either in the form of a partnership
interest in the firm or as a cash-
based award the ultimate value of which
would depend upon financial performance
of the firm.

Ownership of Securities

As of July 31, 2018, none of the
portfolio manager(s) owned any
securities in the fund(s).



Investors Should Retain this Supplement
for Future Reference

August 31, 2018